CONSOLIDATED STATEMENTS OF CASH FLOWS - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net loss	€ (1,128,807)	€ (1,625,183)	€ (5,562,357)
Changes in operating assets and liabilities:
Amortisation	304,830	304,830	254,025
Increase in VAT receivable	(8,895)	(7,807)
Increase in prepayments	(122,507)	0
Increase in amount due to related parties	906,301	890,915
Increase in trade and other payables	48,755	436,577
Net cash used in operating activities	(323)	(668)
Net cash from investing activities	0	0
Cash flows from financing activities:
Increase from related party advances, net	1,370
Net cash provided by financing activities	1,370
Net increase/(decrease) in cash and cash equivalents	1,047	(668)
Cash and cash equivalents at beginning of year	11	679
Cash and cash equivalents at end of year	1,058	11	€ 679
Non cash investing and financing activities:
Shares issued for amounts due to related parties	0	5,600,000
Shares issued for trade and other payables	€ 0	€ 919,663